RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

The Company has had transactions with the following related parties, being companies in which our principal shareholder Hemen and companies associated with Hemen have, or had, a significant direct or indirect interest:

–    Frontline
–    Frontline Shipping
–    Seadrill
–    Golden Ocean
–    United Freight Carriers ("UFC" - which is a joint venture approximately 50% owned by Golden Ocean)
–    Deep Sea Supply Plc. ("Deep Sea") (1)
–    Seatankers Management Co. Ltd. ("Seatankers")
–    NorAm Drilling
–    Golden Close
–    Sterna Finance
–    ADS Crude Carriers Plc ("ADS")

(1) From October 2017, Deep Sea was determined to no longer be a related party (see below).

The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (see Note 16: Investments in direct financing and sales type leases):

(in thousands of $)	2018	2017
Amounts due from:
Frontline Shipping	1,225	—
Frontline	8,430	5,579
Deep Sea	—	—
Seadrill	223	—
SFL Linus	21,718	3,559
SFL Deepwater	—	171
SFL Hercules	10,125	97
Golden Ocean	50	153
Other related parties	—	66
Total amount due from related parties	41,771	9,625
Loans to related parties - associated companies, long-term
SFL Deepwater	109,144	113,000
SFL Hercules	80,000	80,000
SFL Linus	121,000	121,000
Total loans to related parties - associated companies, long-term	310,144	314,000
Long-term receivables from related parties
Frontline	11,170	—
Frontline Shipping	4,446	—
Total long-term receivables from related parties	15,616	—
Amounts due to:
Frontline Shipping	1,125	539
Frontline	125	147
Seatankers	—	60
Golden Ocean	91	—
Other related parties	8	111
Total amount due to related parties	1,349	857

SFL Deepwater, SFL Hercules and SFL Linus are wholly-owned subsidiaries which are not fully consolidated but are accounted for under the equity method as at December 31, 2018. As described below in "Related party loans", at December 31, 2018 and 2017, the long-term loans from Ship Finance to SFL Deepwater, SFL Hercules, and SFL Linus are presented net of amounts due to them by Ship Finance on their respective current accounts.

Related party leasing and service contracts
One of the Company's offshore support vessels (2017: one) accounted for as a direct finance lease and four of the Company's offshore support vessels (2017: four) accounted for as operating leases were employed under long term charters to a subsidiary of Deep Sea. In June 2017, Deep Sea completed a merger with Solstad Offshore ASA and Farstad Shipping ASA, creating Solstad Farstad, with Hemen's shareholding in Solstad Farstad being below 20%. In October 2018, Solstad Farstad changed its name to Solstad Offshore ASA ("Solstad").The Company determined that Solstad was not a related party as a result of the merger. Following the merger, Solship (formerly Deep Sea), a wholly owned subsidiary of Solstad Farstad, acts as charter guarantor under the long term charter agreements.

As at December 31, 2018, three of the Company's vessels leased to Frontline Shipping (2017: nine) are recorded as direct financing leases. In addition, at December 31, 2018, eight dry bulk carriers were leased to a subsidiary of Golden Ocean under operating leases.

At December 31, 2018, the balance of net investments in direct financing leases with Frontline Shipping was $115.0 million (2017: $314.0 million) of which $8.0 million (2017: $22.3 million) represents short-term maturities.

At December 31, 2018, the net book value of assets leased under operating leases to Golden Ocean was $217.7 million (2017: $233.7 million).

During the year ended December 31, 2016, the Company also earned income from another offshore support vessel leased to a subsidiary of Deep Sea, which was sold in February 2016, and from six dry bulk carriers leased to UFC on short-term charters, which all ended during 2016.

A summary of leasing revenues earned from the Frontline Shipping, Deep Sea, Golden Ocean and UFC is as follows:

(in millions of $)	2018	2017	2016
Operating lease income	53.3	59.4	65.3
Direct financing lease interest income	9.6	16.4	22.9
Finance lease service revenue	22.1	35.0	44.5
Direct financing lease repayments	16.8	25.1	30.3
Profit sharing revenues	1.8	5.8	51.5

In June 2015, amendments were made to the charter agreements relating to 17 vessels. The amendments, which are effective from July 1, 2015, and do not affect the duration of the leases, include reductions in the daily time-charter rates to $20,000 per day for VLCCs and $15,000 per day for Suezmax tankers. As consideration for the agreed amendments, the Company received 55 million ordinary shares in Frontline, and also an increase in the profit sharing percentage (see below). A dividend restriction was introduced on Frontline Shipping whereby it can only make distributions to its parent company if it can demonstrate it meets certain conditions.

In February 2016, Frontline enacted a 1-for-5 reverse stock split of its ordinary shares, and the Company's holding in Frontline consists of 11 million ordinary shares. In the year ended December 31, 2018, the Company received dividend income totaling $nil (2017: $3.3 million; 2016: $11.6 million) on these shares.

Frontline Shipping pays the Company profit sharing of 50% of their earnings on a time-charter equivalent basis from their use of the Company's fleet above average threshold charter rates calculated on a quarterly basis. The Company earned and recognized profit sharing revenue under the 50% arrangement of $1.5 million in the year ended December 31, 2018 (2017: $5.6 million; 2016: $50.9 million).

In the event that vessels on charter to the Frontline Shipping are agreed to be sold, the Company may either pay or receive compensation for the early termination of the lease. In the year ended December 31, 2018, the Company sold the VLCC Front Circassia to an unrelated third party. The vessel was delivered to the new owner in February 2018, and a termination fee of $4.4 million at fair value was received from Frontline Shipping in the form of a loan note. The loan note bears interest at a rate of 7.5% and matures in December 2021. The Company also sold the VLCCs Front Page, Front Stratus and Front Serenade to a related third party. The vessels were delivered to the new owner, ADS, in July 2018, August 2018 and September 2018, respectively, and an aggregate termination fee of $10.1 million at fair value was received from Frontline in the form of three loan notes. The loan notes bear interest at a rate of 7.5% and mature between November 2024 and May 2025. In October 2018, the Company sold the VLCC Front Ariake to an unrelated third party. The vessel was delivered to the new owner in October 2018 and a termination fee of $3.4 million at fair value was received from Frontline in the form of a loan note. The loan note bears interest at a rate of 7.5% and matures in November 2023.

In March 2017, May 2017, June 2017 and August 2017, Front Century, Front Brabant, Front Scilla and Front Ardenne on charter to Frontline Shipping were sold and their leases canceled, with agreed termination fees received of $4.1 million, $3.6 million, $6.5 million and $4.8 million, respectively.

In July 2016, the VLCC Front Vanguard on charter to Frontline Shipping was sold and its lease canceled, with an agreed termination fee of $0.3 million received.

In February 2016, the offshore support vessel Sea Bear on charter to a subsidiary of Deep Sea was sold and its lease canceled. An agreed termination fee was received in the form of loan notes from Deep Sea, receivable over the approximately six remaining years of the canceled lease. The initial face value of the notes received, on which interest at 7.25% is receivable, was $14.6 million and their initial fair value of $11.6 million was determined from analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the notes, default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market. From October 2017, due to the merger of Deep Sea, Solstad Offshore ASA and Farstad Shipping ASA, this loan note is no longer considered a related party receivable. The Company received $0.4 million interest on the loan note in 2017 up until it was considered a related party receivable (2016: $0.9 million).

In the year ended December 31, 2018, the Company had eight dry bulk carriers operating on time-charters to a subsidiary of Golden Ocean, which include profit sharing arrangements whereby the Company earns a 33% share of profits earned by the vessels above threshold levels. In the year ended December 31, 2018, the Company earned $0.2 million income under this arrangement (2017: $0.2 million; 2016: $nil).

Until their short-term charters ended on the relevant dates during 2016, the Company had up to six dry bulk carriers operating on time-charters to UFC during 2016, which included profit-sharing arrangements whereby the Company earned a 50% share of profits earned by the vessels above threshold levels. In the year ended December 31, 2016, the Company earned and recognized $0.6 million under this arrangement.

As at December 31, 2018, the Company was owed a total of $1.2 million (2017: owes $0.3 million) to Frontline Shipping in respect of leasing contracts and profit share.

At December 31, 2018, the Company was owed $8.4 million (2017: $5.6 million) by Frontline in respect of various short-term items, including vessel management fees and items relating to the operation of vessels trading in a pool with two vessels owned by Frontline.

At December 31, 2018, the Company was owed $21.7 million (2017: $3.6 million), $nil (2017: $0.2 million) and $10.1 million (2017: $0.1 million) by SFL Linus, SFL Deepwater and SFL Hercules respectively in addition to the loan due to the Company - see below.

The vessels leased to Frontline Shipping are on time charter terms and for each such vessel the Company pays a fixed management/operating fee of $9,000 per day to Frontline Management (Bermuda) Ltd. ("Frontline Management"), a wholly owned subsidiary of Frontline. An exception to this arrangement is for any vessel leased to Frontline Shipping which is sub-chartered on a bareboat basis, for which there is no management fee payable for the duration of the bareboat sub-charter. In addition, during the year ended December 31, 2018, the Company also had 15 container vessels, 14 dry bulk carriers, two Suezmax tankers, two car carriers and two product tankers operating on time charter or in the spot market, for which the supervision of the technical management was sub-contracted to Frontline Management. Management fees incurred are included in the table below.

The vessels leased to a subsidiary of Golden Ocean are on time charter terms and for each vessel the Company pays a fixed management/operating fee of $7,000 per day to Golden Ocean Group Management (Bermuda) Ltd. ("Golden Ocean Management"), a wholly-owned subsidiary of Golden Ocean. Additionally, in the year ended December 31, 2018, the Company had 15 container vessels and 14 dry bulk carriers operating on time-charters, for which part of the operational management was sub-contracted to Golden Ocean Management. Management fees incurred are included in the table below. Management fees are classified as vessel operating expenses in the consolidated statements of operations.

In addition to leasing revenues and repayments, the Company incurred fees with related parties. The Company operates the Suezmax tankers Glorycrown and Everbright in the spot market (until the latter commenced a two year time charter in January 2016) and pays Frontline and its subsidiaries, a management fee of 1.25% of chartering revenues. The Company paid fees to Frontline Management for administrative services, including corporate services, and fees to Seatankers for the provision of advisory and support services. The Company also pays fees to Frontline Management for the management supervision of some of its newbuildings. The Company paid fees to Seatankers Management Norway AS for the provision of office facilities in Oslo, and fees to Frontline Corporate Services Ltd for the provision of office facilities in London. Fees incurred for these services are as follows:

	Year ended
(in thousands of $)	December 31, 2018	December 31, 2017	December 31, 2016
Frontline:
Vessel Management Fees	24,033	36,536	45,931
Newbuilding Supervision Fees	—	979	—
Commissions and Brokerage	287	269	390
Administration Services Fees	323	335	576
Golden Ocean:
Vessel Management Fees	20,440	20,440	20,496
Operating Management Fees	793	738	795
Seatankers:
Administration Services Fees	290	82	315
Office Facilities:
Seatankers Management Norway AS	108	105	—
Frontline Management AS	185	136	317
Frontline Corporate Services Ltd	166	173	235

As at December 31, 2018, the Company owes Frontline Management and Frontline Management AS a combined total of $0.1 million (2017: $0.1 million) for various items, including technical supervision fees and office costs. At December 31, 2018, the Company also owes Seatankers $nil (2017: $0.1 million) for advisory and support services.

On October 5, 2016, the Company issued a senior unsecured convertible bond loan totaling $225.0 million. In conjunction with the bond issue, the Company loaned up to 8,000,000 of its common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares that were lent by the Company were initially borrowed from Hemen, the largest shareholder of the Company, for a one-time loan fee of $120,000. In November 2016, the Company issued 8,000,000 new shares, to replace the shares borrowed from Hemen and received $80,000 from Hemen.

In the year ended December 31, 2017, in addition to the above, the Company also paid $0.4 million to a subsidiary of Seadrill for the provision of management services for the jack-up drilling rig Soehanah.

Related party loans – associated companies
Ship Finance has entered into agreements with SFL Deepwater, SFL Hercules and SFL Linus granting them loans of $145.0 million, $145.0 million and $125.0 million, respectively. The loans to SFL Deepwater and SFL Hercules are fixed interest rate loans, and the loan to SFL Linus was interest free until the newbuilding jack-up drilling rig was delivered to that company, since when it has been a fixed interest rate loan. These loans are repayable in full on October 1, 2023, October 1, 2023 and June 30, 2029, respectively, or earlier if the companies sell their drilling units. The net outstanding loan balances as at December 31, 2018, were $109.0 million, $80.0 million, and $121.0 million for SFL Deepwater, SFL Hercules and SFL Linus, respectively. Ship Finance is entitled to take excess cash from these companies, and such amounts are recorded within their current accounts with Ship Finance. The loan agreements specify that the balance on the current accounts will have no interest applied and will be settled by offset against the eventual repayments of the fixed interest loans. In addition to this, as at December 31, 2018 the Company has current receivables of $nil, $10.1 million, $21.7 million from SFL Deepwater, SFL Hercules and SFL Linus, respectively (2017: $0.2 million; $0.1 million; $3.6 million, respectively). In the year ended December 31, 2018, the Company received interest income on these loans of $5.1 million from SFL Deepwater (2017: $5.4 million; 2016: $6.5 million), $3.6 million from SFL Hercules (2017: $4.3 million; 2016: $6.5 million) and $5.4 million from SFL Linus (2017: $5.5 million; 2016: $5.6 million) totaling $14.1 million (2017: $15.2 million; 2016: $18.7 million).

Related party purchases and sales of vessels
In the year ended December 31, 2018, the VLCCs Front Page, Front Stratus and Front Serenade which were accounted for as direct financing lease assets, were sold to a related party, ADS Crude Carriers Plc. ("ADS"). Gains of $0.3 million, $0.2 million and $0.3 million were recorded on the disposal of the vessels, respectively. The gross proceeds from the sale was $22.5 million per vessel in addition to compensation, in the form of loan notes of $3.4 million each, received for the early termination of the charters.
No vessels were acquired from or sold to related parties in the year ended December 31, 2017.

Long-term receivables from related parties

The Company received a loan note from Frontline Shipping as compensation for the early termination of the charter of Front Circassia in February 2018. The initial face value of the note was $8.9 million, however, Ship Finance recorded the loan note at an initial fair market value of $4.4 million. The loan note bears interest at a rate of 7.5% and matures in December 2021. In the year ended December 31, 2018, the Company received interest income on this loan note of $0.5 million.

The Company received loan notes from Frontline as compensation for the early termination of the charter of Front Page, Front Stratus and Front Serenade in July, August and September 2018, respectively. The face value of the notes is $3.4 million each, and bears interest at a rate of 7.5%. The loan notes mature in between November 2024 and May 2025. In the year ended December 31, 2018, the Company received interest income on these loan notes of $0.3 million.

The Company received a loan note from Frontline as compensation for the early termination of the charter of Front Ariake in October 2018. The initial face value of the note was $3.4 million and bears interest at a rate of 7.5%. The note matures in December 2023. In the year ended December 31, 2018, the Company received interest income on this loan note of $0.1 million.

Other related party transactions

In May 2018, four wholly-owned subsidiaries of the Company entered into a $320.0 million unsecured loan facility provided by an affiliate of Hemen, Sterna Finance. The unsecured intermediary loan facility was entered into to partly fund the acquisition of four 13,800 TEU container vessels acquired in May 2018. The Company had provided a corporate guarantee for this loan facility, which had a fixed interest rate, was non-amortizing and had a term of 13 months from the drawdown date of the loan. Interest expense incurred on the loan in the year ended December 31, 2018 was $6.4 million. The loan balance was prepaid in full in November 2018.

In August 2018, the Company acquired 4,031,800 shares in ADS, a newly formed company trading on the Oslo Merkur Market. The shares were purchased for $10.0 million, and have a fair value of $9.2 million at December 31, 2018 (see Note 11: Investments in debt and equity securities). These shares, on which no dividend income was received in the year ended December 31, 2018, represent 17.24% of the outstanding shares in the company.

In November 2016, the Company acquired approximately 12 million shares in NorAm Drilling for a consideration of approximately $0.7 million. In November 2018 NorAm undertook a share consolidation of 20:1, resulting in a revised investment of 601,023 shares. On the same day NorAm participated in a rights issue, increasing the Company's investment in shares by 623,447 shares. In December 2018, the Company acquired an additional 41,756 shares bringing the total investment in NorAm to 1,266,226 shares with a fair value of $3.9 million. This investment, on which no dividend was received in the year ended December 31, 2018, is included in "Investments in debt and equity securities" (Note 11) (2017: $nil; 2016: $nil).

The Company also holds within "Investments in Debt and Equity Securities" senior secured corporate bonds in NorAm Drilling due 2021. During the year ended December 31, 2018, the Company redeemed a total of 466,667 units at par value and recorded no gain or loss on redemption. This investment is included in Note 11: Investments in debt and equity securities. Interest amounting to $0.5 million was earned in the year ended December 31, 2018 (2017: $0.5 million; 2016: $0.5 million). In addition, the Company earned other income of $nil in the year ended December 31, 2018, (2017: $0.1 million; 2016: $nil).

During the year ended December 31, 2018, Golden Close initiated liquidation proceedings. As a result of this, the Company received total proceeds of $45.6 million in settlement of its total investment, resulting in an overall net gain of $13.5 million. The Company earned interest income on the Golden Close notes up to the date of redemption of $0.2 million in the year ended December 31, 2018 (2017: $0.6 million; 2016: $0.2 million). As at December 31, 2018, the net investment in Golden Close debt and equity securities is $nil (2017: $28.5 million).

In June 2017, the Company facilitated a performance guarantee in favour of an oil company relating to a contract for the drillship Deepsea Metro 1. The guarantee had a maximum liability limited to $18.0 million, a maturity of up to six months, and was secured under a first lien mortgage over the drillship, ranking ahead of other secured claims. In the year ended December 31, 2017, the Company recorded net fee income of $0.4 million for facilitating the guarantee. The performance guarantee agreement was terminated in September 2017.